Segment information	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment information	Segment information
Our chief executive officer, as the chief operating decision maker (“CODM”), organizes our company, manages resource allocations and measures performance amongst three reportable segments: “Air”, “Packages, Hotels and Other Travel Products” and “Financial Services”.
We determined our operating segments based on how our chief operating decision makers (“CODM”) manage our business, make operating decisions and evaluate operating performance. Effective for our fiscal year 2022, our CODM changed their internal reporting to refine the way they view our financial services operations and its interaction with our travel business. Also, we started allocating certain expenses to our segments which were previously considered part of our corporate structure and were unallocated. These changes resulted in revisions to the financial information provided to the CODM on a recurring basis in their evaluation of our financial performance and the decision-making process. The CODM believes these changes better reflect the performance of our reportable segments.
Accordingly, we changed our segment reporting under ASC 280 “Segment Reporting” to report three reportable segments: “Air”, “Packages, Hotels and Other Travel Products” and “Financial Services”.
Our segment reporting structure is as follows:
•Travel Business:
Our travel business is comprised of two reportable segments: “Air” and “Packages, Hotels and Other Travel Products”.
a.Our “Air” segment primarily consists of facilitation services for the sale of airline tickets on a stand-alone basis and excludes airline tickets that are packaged with other non-airline flight products.
b.Our “Packages, Hotels and Other Travel Products” segment primarily consists of facilitation services for the sale of travel packages (which can include airline tickets and hotel rooms), as well as stand-alone sales of hotel rooms (including vacation rentals), car rentals, bus tickets, cruise tickets, travel insurance and destination services. Both segments also include the sale of advertisements and incentives earned from suppliers.
•Financial Services Business:
Our financial services business is comprised of one reportable segment: “Financial Services”. Our “Financial Services” segment primarily consists of loan origination to our travel business’ customers and to customers of other merchants in various industries. Our “Financial Services” segment also consists of processing, fraud identification, credit scoring and IT services to our travel business, and to third-party merchants.
For all our segments, our CODM does not evaluate operating segments using asset or liability information, the CODM primarily uses Adjusted Segment EBITDA to allocate operating and capital resources and assesses performance of each segment by comparing actual gross profit results to historical results and previously forecasted financial information. For all years presented, we calculated Adjusted Segment EBITDA as our net loss for the year adjusted for income taxes; financial results, net; stock-based compensation expense; acquisition transaction costs; depreciation and amortization;
impairment charges; and restructuring, reorganization and other exit activities charges. Adjusted Segment EBITDA includes allocations of certain expenses based on transaction volumes and other usage metrics. Our allocation methodology is periodically evaluated and may change.
Generally, our segment disclosure does not include intersegment revenues related to intra-group invoicing for the use of trademarks and various management services which are eliminated from the operating results of each segment. Intersegment transactions are conducted according to our transfer pricing policy. However, our segment disclosure does include intersegment revenue consisting mainly of credit card processing and fraud prevention services provided by Koin to our travel business’ subsidiaries. These intersegment transactions are recorded by each segment at amounts that approximate fair value as if the transactions were between third parties, and therefore, impact segment performance. However, the revenue and corresponding expense are eliminated in consolidation. The elimination of such intersegment transactions is included within “Intersegment eliminations” column in the table below.
In addition, as depreciation and amortization are not included in our segment’s performance measure, we do not report Property and equipment and intangible assets by segment as it would not be meaningful. Our CODM does not regularly use this information. However, we report loans receivable on a gross basis and separately their related allowance for expected credit losses as part of the financial services segment assets as this information is regularly monitored by the CODM.
The following tables present our segment information for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31, 2024
	Air		Packages, Hotels and Other travel products		Financial Services		Intersegment Eliminations	Corporate	Total Consolidated
External revenues	$262,534		$493,950		$17,577		$—	$—	$774,061
Inter segment revenues	$—		$—		$33,550		$(33,550)	$—	$—
Total revenues	$262,534		$493,950		$51,127		$(33,550)	$—	$774,061
Less:
External cost of revenue (1)	(66,996)		(112,130)		(27,176)		—	—	(206,302)
Intersegment cost of revenues	(14,539)		(19,011)		—		33,550	—	—
Payroll expense	(44,986)		(88,567)		(15,443)		—	—	(148,996)
Non payroll expense	(30,441)		(63,573)		(4,243)		—	—	(98,257)
Marketing expense	(64,011)		(80,350)		(108)		—	—	(144,469)
Other segment item (2)	—		(842)		—		—	—	(842)
Adjusted positive EBITDA	$41,561	#REF!	$129,477	#REF!	$4,157	#REF!	$—	$—	$175,195
Depreciation and amortization	(10,511)		(14,632)		(3,430)		—	(10,222)	(38,795)
Stock-based compensation expense	—		—		—		—	(9,901)	(9,901)
Restructuring, reorganization and other exit activities charges	—		(613)		—		—	(2,757)	(3,370)
Operating income (loss)	$31,050		$114,232		$727		$—	$(22,880)	$123,129
Financial results, net									(89,072)
Income before income tax									$34,057
Income tax expense									(6,152)
Net income for the year									$27,905
Net income attributable to Despegar.com, Corp.									$27,905
(1) Excluding of depreciation, amortization, restructuring, reorganization and other exit activities charges
(2) Other segment item include equity investment

	Year ended December 31, 2023
	Air	Packages, Hotels and Other travel products	Financial Services	Intersegment Eliminations	Corporate	Total Consolidated
External revenues	$257,649	$437,010	$11,381	$—	$—	$706,040
Inter segment revenues	$—	$—	$29,531	$(29,531)	$—	$—
Total revenues	$257,649	$437,010	$40,912	$(29,531)	$—	$706,040
Less:
External cost of revenue (1)	(81,450)	(119,601)	(25,517)	—	—	(226,568)
Intersegment cost of revenues	(14,311)	(15,220)	—	29,531	—	—
Payroll Expense	(53,320)	(92,419)	(14,167)	—	—	(159,906)
Non payroll expense	(31,032)	(38,047)	(1,992)	—	—	(71,071)
Marketing expense	(64,364)	(67,491)	(33)	—	—	(131,888)
Other segment item (2)	—	(1,060)	—	—	—	(1,060)
Adjusted positive / (negative) EBITDA	13,172	103,172	(797)	—	—	115,547
Depreciation and amortization	(9,526)	(11,673)	(1,202)	—	(14,109)	(36,510)
Stock-based compensation expense	—	—	—	—	(3,454)	(3,454)
Acquisition transaction costs	—	—	—	—	—	—
Restructuring, reorganization and other exit activities charges	—	(4,546)	—	—	(6,798)	(11,344)
Operating income (loss)	$3,646	$86,953	$(1,999)	$—	$(24,361)	$64,239
Financial results, net						(36,633)
Income before income tax						$27,606
Income tax expense						(3,116)
Net income for the year						$24,490
Net income attributable to Despegar.com, Corp.						$24,490
(1) Excluding of depreciation, amortization, restructuring, reorganization and other exit activities charges
(2) Other segment item include equity investment

	Year ended December 31, 2022
	Air	Packages, Hotels and Other travel products	Financial Services	Intersegment Eliminations	Corporate	Total Consolidated
External revenues	$215,782	$317,748	$4,442	$—	$—	$537,972
Inter segment revenues	$—	$—	$7,805	$(7,805)	$—	$—
Total revenues	$215,782	$317,748	$12,247	$(7,805)	$—	$537,972
Less:
External cost of revenue (1)	(67,805)	(94,927)	(18,768)	—	—	(181,500)
Intersegment cost of revenues	(4,416)	(3,389)	—	7,805	—	—
Payroll Expense	(44,074)	(79,759)	(6,307)	—	—	(130,140)
Non payroll expense	(30,082)	(45,844)	(5,347)	—	—	(81,273)
Marketing expense	(51,452)	(51,408)	(103)	—	—	(102,963)
Other segment item (2)	—	(164)	—	—	—	(164)
Adjusted positive / (negative) EBITDA	17,953	42,257	(18,278)	—	—	41,932
Depreciation and amortization	(10,339)	(12,516)	(71)	—	(13,077)	(36,003)
Stock-based compensation expense	—	—	—	—	(7,292)	(7,292)
Impairment charges	—	—	—	—	—	—
Acquisition transaction costs	(390)	—	—	—	—	(390)
Restructuring, reorganization and other exit activities charges	—	—	—	—	—	—
Operating income/(loss)	$7,224	$29,741	$(18,349)	$—	$(20,369)	$(1,753)
Financial results, net						(45,459)
Loss before income tax						$(47,212)
Income tax benefit						(21,309)
Net loss for the year						$(68,521)
Net loss attributable to Despegar.com, Corp.						$(68,521)
(1) Excluding of depreciation, amortization, restructuring, reorganization and other exit activities charges
(2) Other segment item include equity investment
Revenue by Business Model, Type and Country
The following table presents our consolidated revenues from third parties by business model, revenue type and country for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
	2024	2023	2022
Business Model:
Prepay model	$658,128	$619,658	$457,335
PAD model	10,260	12,709	11,364
Interest revenue	14,870	9,272	4,114
Others (1)	90,803	64,401	65,159
Total Revenue	$774,061	$706,040	$537,972
Revenue Type:
Commissions and service fees	$652,750	$607,251	$455,790
Incentive fees	39,832	42,998	39,859
Advertising	26,200	20,594	16,166
Destination services	15,638	25,116	14,071
Interest revenue	14,870	9,272	4,114
Financial services (2)	2,707	2,109	328
Others (3)	22,064	(1,300)	7,644
Total Revenue	$774,061	$706,040	$537,972
Country:
Argentina	$115,294	$118,239	$75,136
Brazil	270,828	230,306	144,423
Uruguay	152,577	116,364	98,249
Mexico	127,417	129,680	116,273
Other countries (4)	107,945	111,451	103,891
Total Revenue	$774,061	$706,040	$537,972
(1)Others includes incentive fees, advertising, breakage, loyalty revenue and financial services
(2)Financial services include Financial Intermediation Processing fee, fraud prevention services and others.
(3)As of December 31, 2024, Other includes principally revenue from breakage ($32,625, $11,620 and $8,668 December 31, 2024, 2023 and 2022, respectively) net of the effect of loyalty programs.(See Note 3)
(4)Other countries include Chile, Perú, Colombia, Ecuador and others.
Assets by Country
The following table presents our assets by country:

	As of December 31, 2024	As of December 31, 2023
Goodwill:
Argentina	$1,200	$1,200
Brazil	21,649	27,543
Mexico	79,452	97,743
Uruguay	16,839	16,839
Other countries (1)	6,692	7,427
Total goodwill	$125,832	$150,752
Property and equipment, net:
Argentina	$4,959	$4,923
Brazil	2,581	2,759
Mexico	762	1,282
Uruguay	876	935
United States	1,686	1,410
Other countries (2)	3,326	5,091
Total property and equipment, net	$14,190	$16,400

Asset information by segment:
Financial Services:
Loans receivable	$32,293	$36,709
Allowance for credit losses	(15,352)	(13,583)
Total loans receivable, net	$16,941	$23,126
(1)Other countries include Chile, Peru and Colombia.
(2)Other countries include Chile, Peru, Colombia and Ecuador.